Common Stock and Treasury Stock (Tables)	9 Months Ended
Mar. 31, 2013
Common Stock Repurchase Activity

Common stock repurchase activity during the nine months ended March 31, 2013 was as follows (in thousands, except share and per share amounts):

Period	Total Number of Shares Purchased	Average Price Paid per Share	Dollar Value of Shares that May Yet Be Purchased
August 13, 2012 – August 31, 2012	2,179,900	$8.88	$80,599
September 1, 2012 – September 30, 2012	992,014	$11.93	$68,742
October 1, 2012 – October 31, 2012	371,665	$11.72	$64,377
November 1, 2012 – November 30, 2012	657,700	$11.16	$57,024
December 1, 2012 – December 31, 2012	957,771	$11.86	$45,646

Total	5,159,050	$10.52	$45,646